Cash and due from banks and inter-bank funds (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of cash and due from banks
(a)
The detail of cash and due from banks is as follows:

	2025	2024
	S/(000)	S/(000)
Cash and clearing (b)	2,348,756	2,853,187
Deposits in the BCRP (b)	8,490,566	7,333,818
Deposits in banks (c)	1,508,621	1,790,361
Total cash and cash equivalent	12,347,943	11,977,366
Accrued interest	12,096	18,094
Restricted funds (d)	1,675,910	619,766
Total	14,035,949	12,615,226

Summary of legal reserve and restricted funds
(b)
In accordance with rules in force, Interbank is required to maintain a legal reserve to honor its obligations with the public. This reserve is comprised of funds kept in Interbank and in the BCRP and is made up as follows:

	2025	2024
	S/(000)	S/(000)
Legal reserve (*)
Deposits in the BCRP	6,149,956	5,969,218
Cash in vaults	2,056,545	2,644,386
Subtotal legal reserve	8,206,501	8,613,604
Non-mandatory reserve
Overnight deposits in BCRP (**)	1,580,610	564,600
Term deposits in BCRP (***)	760,000	800,000
Cash and clearing	292,157	208,548
Subtotal non-mandatory reserve	2,632,767	1,573,148
Cash balances not subject to legal reserve	54	253
Total	10,839,322	10,187,005
(d)
The Group maintains restricted funds related to:

	2025	2024
	S/(000)	S/(000)
Inter-bank transfers (*)	1,142,857	596,648
Repurchase agreements with the BCRP (**)	438,436	-
Derivative financial instruments, Note 10(b)(i) and Note 29.1(g.2)	93,021	21,568
Others	1,596	1,550
Total	1,675,910	619,766